Segmentation of key figures - Net sales by segment and Consolidated income statements (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,402	$ 2,200	$ 4,735	$ 4,375
Other revenues	20	17	39	31
Net sales and other revenues	2,422	2,217	4,774	4,406
Total segment contribution	581	495	1,161	1,037
Amortization of intangible assets	(187)	(162)	(377)	(324)
Impairment charges on intangible assets	0	(61)	0	(61)
General & administration (corporate)	(74)	(70)	(142)	(132)
Transformation costs	(26)	(9)	(52)	(24)
Fair value adjustments to contingent consideration liabilities	0	7	0	7
Integration related costs	(8)	(4)	(14)	(9)
Other	(16)	4	(38)	(48)
Operating income	270	200	538	446
Interest expense	(48)	(31)	(95)	(60)
Other financial income & expense	(9)	(22)	(17)	(39)
Income before taxes	213	147	426	347
Surgical
Disclosure of operating segments [line items]
Net sales to third parties	1,382	1,296	2,686	2,555
Total segment contribution	407	348	788	720
Surgical | Implantables
Disclosure of operating segments [line items]
Net sales to third parties	437	444	864	899
Surgical | Consumables
Disclosure of operating segments [line items]
Net sales to third parties	714	644	1,370	1,245
Surgical | Equipment/other
Disclosure of operating segments [line items]
Net sales to third parties	231	208	452	411
Vision Care
Disclosure of operating segments [line items]
Net sales to third parties	1,020	904	2,049	1,820
Total segment contribution	174	147	373	317
Vision Care | Contact lenses
Disclosure of operating segments [line items]
Net sales to third parties	594	547	1,209	1,104
Vision Care | Ocular health
Disclosure of operating segments [line items]
Net sales to third parties	$ 426	$ 357	$ 840	$ 716